Common Stock Warrants Outstanding	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Common Stock Warrants Outstanding

9. Common Stock Warrants Outstanding

A summary of equity-classified common stock warrant activity for the nine months ended September 30, 2018 is as follows:

			Average
		Weighted	Remaining
	Number of	Average Exercise	Contractual
	Shares	Price Per Share	Term in Years
Outstanding at December 31, 2017	288,196	$78.86	4.0
Issued	4,406,731	$3.95
Exercised	—	—
Expired	—	—
Outstanding at September 30, 2018	4,814,927	$5.44	4.7

11. Common Stock Warrants Outstanding

A summary of equity-classified common stock warrant activity, for warrants other than those underlying unexercised overallotment option warrants, during 2016 and 2017 is as follows:

			Average
		Weighted	Remaining
	Number of	Average Exercise	Contractual
	Shares	Price Per Share	Term in Years
Outstanding at December 31, 2015	26,140	$335.40	3.8

Issued	363,021	$42.00
Exercised	—	—
Expired	(1,696)	$900.00

Outstanding at December 31, 2016	387,465	$57.90	4.6

Issued	128,029	$60.60
Exercised	(227,228)	$33.00
Expired	—	—

Outstanding at December 31, 2017	288,266	$78.90	4.0

Further information about equity-classified common stock warrants outstanding at December 31, 2017 is as follows:

Weighted Average Exercise Price		Total Shares Outstanding	Weighted Average Contractual Life (in years)
$25.50		8,208	4.9
$33.00		97,009	3.8
$45.00		47,821	4.6
$75.00		72,000	4.7
$117.00		38,784	3.3
$140.40		19,371	2.1
$891.60		5,071	1.7

	288,264

All warrants outstanding at December 31, 2017 are exercisable, except for the 8,208 warrants issued on December 8, 2017, which are first exercisable on June 5, 2018 and expire on December 5, 2022.

The intrinsic value of equity-classified common stock warrants outstanding at December 31, 2017 was zero.

On January 30, 2018, the Company issued warrants to purchase up to an aggregate of 1,095,153 shares of its common stock, which have an exercise price of $15.00 per share, subject to down round adjustment, are exercisable immediately and expire five years from the date of issuance (see Note 18).